Financial Instruments - Summary of Changes in Level 3 Instruments Carried at Fair Value (Detail) - Level 3 [member] - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2023	Oct. 31, 2022
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		$ 1,707
Gains/(losses) recorded in income		12
Gains/(losses) recorded in OCI		10
Purchases/ Issuances		43
Sales/ Settlements		(55)
Transfers into/out of Level 3		33
Fair value, ending balance		1,750	$ 1,707
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	14
Derivative financial instruments [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		10	25
Gains/(losses) recorded in income	[2]		(18)
Purchases/ Issuances			3
Fair value, ending balance			10
Fair value, beginning balance		10
Gains/(losses) recorded in income		2
Purchases/ Issuances		(4)
Sales/ Settlements		(3)
Transfers into/out of Level 3		7
Fair value, ending balance		12	10
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	2
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance			(12)
Sales/ Settlements			12
Obligations related to securities sold short [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(3)	(3)
Purchases/ Issuances			(2)
Sales/ Settlements		2	3
Transfers into/out of Level 3		(5)	(1)
Fair value, ending balance		(6)	(3)
Trading assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		12	43
Gains/(losses) recorded in income	[2]		(1)
Sales/ Settlements		(5)	(1)
Transfers into/out of Level 3		28	(29)
Fair value, ending balance		35	12
Trading assets [member] | Corporate and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1
Transfers into/out of Level 3		5
Fair value, ending balance		6	1
Trading assets [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		11
Sales/ Settlements		(5)
Transfers into/out of Level 3		22
Fair value, ending balance		28	11
Trading assets [member] | Trading loans [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Transfers into/out of Level 3		1
Fair value, ending balance		1
Investment securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1,688	1,735
Gains/(losses) recorded in income		10	74	[2]
Gains/(losses) recorded in OCI		10
Purchases/ Issuances		47	56
Sales/ Settlements		(49)	(62)
Transfers into/out of Level 3		3	(115)
Fair value, ending balance		1,709	1,688
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	12
Investment securities [member] | Corporate and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		48
Gains/(losses) recorded in OCI		5
Fair value, ending balance		53	48
Investment securities [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1,640
Gains/(losses) recorded in income		10
Gains/(losses) recorded in OCI		5
Purchases/ Issuances		47
Sales/ Settlements		(49)
Transfers into/out of Level 3		3
Fair value, ending balance		1,656	1,640
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	12
Derivative financial assets [member] | Interest rate contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		17
Gains/(losses) recorded in income		(2)
Purchases/ Issuances		3
Sales/ Settlements		(3)
Transfers into/out of Level 3		(3)
Fair value, ending balance		12	17
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	(2)
Derivative financial assets [member] | Equity contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		20
Gains/(losses) recorded in income		(2)
Purchases/ Issuances		1
Transfers into/out of Level 3		6
Fair value, ending balance		25	20
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	(2)
Derivative financial assets [member] | Credit contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Purchases/ Issuances		4
Fair value, ending balance		4
Derivative financial assets [member] | Commodity Contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		13
Fair value, ending balance		13	13
Interest rate contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, ending balance		(12)
Interest rate contracts [member] | Derivative financial liabilities [member] | Interest rate contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(12)
Fair value, ending balance			(12)
Equity contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Gains/(losses) recorded in income		5
Equity contracts [member] | Derivative financial liabilities [member] | Equity contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(21)
Purchases/ Issuances		(10)
Transfers into/out of Level 3		4
Fair value, ending balance		(22)	(21)
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	5
Credit contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Purchases/ Issuances		(2)
Fair value, ending balance		(2)
Commodity Contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(7)
Gains/(losses) recorded in income		1
Fair value, ending balance		(6)	$ (7)
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	$ 1

[1]	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
[2]	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.